Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	0.31475%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$309,059.36

Principal:
Principal Collections	$9,753,639.54
Prepayments in Full	$3,537,368.88
Liquidation Proceeds	$20,462.14
Recoveries	$95,189.14
Sub Total	$13,406,659.70
Collections	$13,715,719.06

Purchase Amounts:
Purchase Amounts Related to Principal	$162,201.48
Purchase Amounts Related to Interest	$702.53
Sub Total	$162,904.01

Clean-up Call	$142,616,349.39

Reserve Account Draw Amount	$7,149,991.01

Available Funds - Total	$163,644,963.47

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	46
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$163,644,963.47
Servicing Fee	$130,112.44	$130,112.44	$0.00	$0.00	$163,514,851.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$163,514,851.03
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$163,514,851.03
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$163,514,851.03
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$163,514,851.03
Interest - Class A-4 Notes	$63,665.00	$63,665.00	$0.00	$0.00	$163,451,186.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$163,451,186.03
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$163,394,211.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$163,394,211.36
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$163,351,831.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$163,351,831.78
Regular Principal Payment	$120,440,000.70	$120,440,000.70	$0.00	$0.00	$42,911,831.08
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,911,831.08
Residual Released to Depositor	$0.00	$42,911,831.08	$0.00	$0.00	$0.00
Total		$163,644,963.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$120,440,000.70
Total					$120,440,000.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$54,570,000.70	$448.88	$63,665.00	$0.52	$54,633,665.70	$449.40
Class B Notes	$39,520,000.00	$1,000.00	$56,974.67	$1.44	$39,576,974.67	$1,001.44
Class C Notes	$26,350,000.00	$1,000.00	$42,379.58	$1.61	$26,392,379.58	$1,001.61
Total	$120,440,000.70	$91.43	$163,019.25	$0.12	$120,603,019.95	$91.55

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$54,570,000.70	0.4488772	$0.00	0.0000000
Class B Notes	$39,520,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$26,350,000.00	1.0000000	$0.00	0.0000000
Total	$120,440,000.70	0.0914267	$0.00	0.0000000

Pool Information
Weighted Average APR	2.175%	2.166%
Weighted Average Remaining Term	20.07	19.37
Number of Receivables Outstanding	19,055	18,174
Pool Balance	$156,134,925.06	$142,616,349.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$146,786,774.08	$134,176,565.07
Pool Factor	0.1091854	0.0997318

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$8,439,784.32
Targeted Overcollateralization Amount	$34,786,557.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$142,616,349.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$7,149,991.01
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(7,149,991.01)
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$44,903.63
(Recoveries)		130	$95,189.14
Net Loss for Current Collection Period			$(50,285.51)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.3865%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1397%
Second Prior Collection Period			0.2544%
Prior Collection Period			0.0339%
Current Collection Period			-0.4040%
Four Month Average (Current and Prior Three Collection Periods)			-0.0639%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,843	$14,130,066.19
(Cumulative Recoveries)			$2,671,859.27
Cumulative Net Loss for All Collection Periods			$11,458,206.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8013%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,676.83
Average Net Loss for Receivables that have experienced a Realized Loss			$2,981.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.32%	170	$1,884,870.97
61-90 Days Delinquent	0.24%	23	$341,228.66
91-120 Days Delinquent	0.07%	7	$96,143.65
Over 120 Days Delinquent	0.51%	51	$729,901.07
Total Delinquent Receivables	2.14%	251	$3,052,144.35

Repossession Inventory:
Repossessed in the Current Collection Period		7	$114,910.50
Total Repossessed Inventory		15	$253,189.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4252%
Prior Collection Period			0.4408%
Current Collection Period			0.4457%
Three Month Average			0.4372%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8185%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer